Consolidated Statement of Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Other Comprehensive Income [Abstract]
Profit for the year	S/ 153,170	S/ 57,894	S/ 132,047
Other comprehensive income to not be reclassified to profit or loss in subsequent periods:
Change in fair value of financial instruments designated at fair value through other comprehensive income	(1,995)	(17,532)	(8,659)
Deferred income tax	589	5,172	2,554
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Net gain (net loss) on cash flows hedges	20,836	(1,652)	(2,556)
Deferred income tax	(6,146)	487	754
Other comprehensive income (loss) for the year, net of income tax	13,284	(13,525)	(7,907)
Total comprehensive income for the year, net of income tax	S/ 166,454	S/ 44,369	S/ 124,140